Short-Term Borrowings	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Short-Term Borrowings

NOTE 12	Short-Term Borrowings (a)
The following table is a summary of short-term borrowings for the last three years:

	2019		2018		2017
(Dollars in Millions)	Amount	Rate	Amount	Rate	Amount	Rate

At year-end
Federal funds purchased	$828	1.45%	$458	2.05%	$252	.77%
Securities sold under agreements to repurchase	1,165	1.41	2,582	2.20	803	.61
Commercial paper	7,576	1.07	6,940	1.35	8,303	.68
Other short-term borrowings	14,154	1.94	4,159	2.68	7,293	2.13
Total	$23,723	1.62%	$14,139	1.92%	$16,651	1.31%
Average for the year
Federal funds purchased	$1,457	1.94%	$1,070	1.70%	$528	.86%
Securities sold under agreements to repurchase	1,770	2.00	2,279	1.87	917	.44
Commercial paper	8,186	1.45	6,929	.94	8,236	.49
Other short-term borrowings	6,724	2.78	11,512	2.27	5,341	1.90
Total	$18,137	2.04%	$21,790	1.78%	$15,022	1.00%
Maximum month-end balance
Federal funds purchased	$3,629		$4,532		$600
Securities sold under agreements to repurchase	2,755		3,225		927
Commercial paper	9,431		7,846		9,950
Other short-term borrowings	14,154		16,588		7,293

(a)	Interest and rates are presented on a fully taxable-equivalent basis utilizing a tax rate of 21 percent for 2019 and 2018 and 35 percent for 2017.